UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           --------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina       01/11/13
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        48
                                               -------------

Form 13F Information Table Value Total:        $30,418
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number         Name

     1          028-13407                    St. George Partners, LLC
     2          028-13408                    Ian Banwell

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING    AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED    NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---------- --------- -------
ADVANCED MICRO DEVICES INC   COM              007903107       14     5651 SH       defined    1,2         13,562          0
ALLEGHENY TECHNOLOGIES INC   COM              01741R102       23      753 SH       defined    1,2         22,861          0
ANNALY CAP MGMT INC          COM              035710409     2808   200000 SH       defined    1,2      2,808,000          0
APOLLO GROUP INC             CL A             037604105       15      740 SH       defined    1,2         15,480          0
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      524    12680 SH       defined    1,2        524,318          0
BEST BUY INC                 COM              086516101       14     1220 SH       defined    1,2         14,458          0
BIG LOTS INC                 COM              089302103       25      876 SH       defined    1,2         24,930          0
CHESAPEAKE ENERGY CORP       COM              165167107       28     1657 SH       defined    1,2         27,539          0
CITIGROUP INC                COM NEW          172967424      578    14605 SH       defined    1,2        577,774          0
CLIFFS NATURAL RESOURCES INC COM              18683K101       19      494 SH       defined    1,2         19,054          0
COMERICA INC                 COM              200340107      100     3300 SH       defined    1,2        100,122          0
DANAHER CORP DEL             COM              235851102      207     3700 SH       defined    1,2        206,830          0
DELL INC                     COM              24702R101       28     2774 SH       defined    1,2         28,128          0
ELECTRONIC ARTS INC          COM              285512109       30     2051 SH       defined    1,2         29,781          0
EXELON CORP                  COM              30161N101       44     1475 SH       defined    1,2         43,866          0
EXPRESS SCRIPTS HLDG CO      COM              30219G108      243     4500 SH       defined    1,2        243,000          0
FMC TECHNOLOGIES INC         COM              30249U101       36      840 SH       defined    1,2         35,978          0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105      293    18000 SH       defined    1,2        292,860          0
HEWLETT PACKARD CO           COM              428236103       20     1413 SH       defined    1,2         20,136          0
HUMANA INC                   COM              444859102       40      580 SH       defined    1,2         39,806          0
ISHARES TR                   BARCLYS 7-10 YR  464287440      274     2546 SH       defined    1,2        273,670          0
ISHARES TR                   BARCLYS TIPS BD  464287176      298     2455 SH       defined    1,2        298,061          0
ISHARES TR                   DJ US REAL EST   464287739      125     1927 SH       defined    1,2        124,619          0
ISHARES TR                   HIGH YLD CORP    464288513      243     2605 SH       defined    1,2        243,177          0
ISHARES TR                   MSCI EAFE INDEX  464287465      115     2022 SH       defined    1,2        114,970          0
JPMORGAN CHASE & CO          COM              46625H100      576    13100 SH       defined    1,2        575,996          0
MICROSOFT CORP               COM              594918104     2212    82800 SH       defined    1,2      2,211,563          0
MORGAN STANLEY               COM NEW          617446448      339    17750 SH       defined    1,2        339,380          0
NEWFIELD EXPL CO             COM              651290108       21      782 SH       defined    1,2         20,942          0
NEWMONT MINING CORP          COM              651639106       36      778 SH       defined    1,2         36,130          0
PEABODY ENERGY CORP          COM              704549104       20      750 SH       defined    1,2         19,958          0
PENNEY J C INC               COM              708160106       18      896 SH       defined    1,2         17,660          0
PENNYMAC MTG INVT TR         COM              70931T103      303    12000 SH       defined    1,2        303,480          0
PINNACLE ENTMT INC           COM              723456109      158    10000 SH       defined    1,2        158,300          0
PITNEY BOWES INC             COM              724479100       24     2231 SH       defined    1,2         23,738          0
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105       43     1562 SH       defined    1,2         43,392          0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704     1640    43268 SH       defined    1,2      1,639,857          0
SMITHFIELD FOODS INC         COM              832248108      596    27635 SH       defined    1,2        596,087          0
SMITHFIELD FOODS INC         COM              832248108      539    25000 SH  CALL defined    1,2        539,250          0
SOUTHERN COPPER CORP         COM              84265V105     1325    35000 SH       defined    1,2      1,325,100          0
SPDR S&P 500 ETF TR          TR UNIT          78462F103      115      809 SH       defined    1,2        115,210          0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    14241   100000 SH  PUT  defined    1,2     14,241,000          0
STAR BULK CARRIERS CORP      SHS NEW          Y8162K121     1236   199976 SH       defined    1,2      1,235,852          0
TEAVANA HLDGS INC            COM              87819P102       93     6000 SH  PUT  defined    1,2         93,000          0
THE ADT CORPORATION          COM              00101J106      279     6000 SH       defined    1,2        278,940          0
TRONOX LTD                   SHS CL A         Q9235V101      411    22500 SH       defined    1,2        410,626          0
WESTERN UN CO                COM              959802109       14     1001 SH       defined    1,2         13,624          0
WINDSTREAM CORP              COM              97381W104       36     4334 SH       defined    1,2         35,886          0